Investment Objectives and Goals	Mar. 31, 2025
WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Total Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”).
WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. High Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”).
WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. AI Enhanced Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. LargeCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”).
WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. MidCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”).
WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”).
WisdomTree U.S. Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Value Fund (the “Fund”) seeks income and capital appreciation.
WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Growth Index (the “Index”).
WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. MidCap Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. MidCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Quality Growth Index (the “Index”).
WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. SmallCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Growth Index (the “Index”).

WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”).

WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”).

WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. LargeCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”).
WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. MidCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”).
WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. SmallCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”).
WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”).